GOODWILL, SOFTWARE AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2016
Goodwill Software And Other Intagibles [Abstract]
GOODWILL, SOFTWARE AND OTHER INTANGIBLES
NOTE 14: GOODWILL, SOFTWARE AND OTHER INTANGIBLES
The following presents the allocation of goodwill by segment for December 31:

	2015
	Opening	Reclassification to Long-lived assets held for sale	Net additions and foreign exchange differences	Impairment/ write-offs	Closing
	2015				2015
	(EUR in millions)
International	229	(229)	-	-	-
Insurance	3	-	-	-	3
Other	32	(15)	-	(12)	5
Total	264	(244)	-	(12)	8

	2016
	Opening	Reclassification to Long-lived assets held for sale	Net additions and foreign exchange differences	Impairment/ write-offs	Closing
	2016				2016
	(EUR in millions)
Insurance	3	-	-	(2)	1
Other	5	-	-	-	5
Total	8	-	-	(2)	6

The gross carrying amount and accumulated amortization relating to software and other intangibles at December 31 are presented below:

	2015			2016
	Software	Other	Total	Software	Other	Total
		intangibles			intangibles
	(EUR in millions)
Gross carrying amount	541	164	705	589	136	725
Accumulated amortization	(431)	(135)	(566)	(477)	(112)	(589)
Net book value	110	29	139	112	24	136

Amortization expense on software and other intangibles amounted to EUR 51 million, EUR 58 million and EUR 47 million in 2014, 2015 and 2016 respectively. The Group estimates that aggregate amortization expense for the five succeeding fiscal years will be EUR 43 million, EUR 31 million, EUR 21 million, EUR 15 million and EUR 15 million for years 2017 through 2021 respectively.